Property and Equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net as of September 30, 2024 and March 31, 2024 consisted of the following:

	As of September 30, 2024	As of March 31, 2024
Computer software and hardware	$915	$849
Machinery and equipment	832	807
Leasehold improvements	1,406	1,357
Furniture and fixtures	888	871
Vehicles	71	70
Demonstration units	370	222
Property and equipment	4,482	4,176
Less: accumulated depreciation	(3,692)	(3,646)
Property and equipment, net	$790	$530

Property and equipment, net as of March 31, 2024 and 2023 consisted of the following:

	As of March 31,
	2024	2023
Computer software and hardware	$849	$802
Machinery and equipment	807	661
Leasehold improvements	1,357	1,249
Furniture and fixtures	871	818
Vehicles	70	55
Demonstration units	222	466
Property and equipment	4,176	4,051
Less: accumulated depreciation	(3,646)	(3,309)
Property and equipment, net	$530	$742